Net financial results (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Disclosure of finance income (cost) [text block]

	06/30/2024	06/30/2023
Financial expenses
Interest on loans, financing and debentures (1)	(1,743,417)	(1,797,937)
Amortization of transaction costs (2)	(39,616)	(32,421)
Interest expenses on lease liabilities (3)	(222,185)	(223,237)
Other	(278,075)	(254,471)
	(2,283,293)	(2,308,066)

Financial income
Cash and cash equivalents and marketable securities	819,082	683,608
Other	62,023	106,290
	881,105	789,898
Results from derivative financial instruments
Income	824,285	6,758,955
Expenses	(5,349,163)	(1,859,936)
	(4,524,878)	4,899,019
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	(9,383,027)	4,543,048
Leases	(329,505)	191,986
Other assets and liabilities (4)	1,525,875	(1,110,099)
	(8,186,657)	3,624,935
Net financial result	(14,113,723)	7,005,786
(1)Excludes R$802,515 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the six-month period ended June 30, 2024 (R$511,650 as at June 30, 2023).
(2)In 2024, does not include expenses arising from transaction costs on loans and financing that were recognized directly in the statement of income (R$19 as at June 30, 2023).
(3)Includes R$104,137 referring to the reclassification to the biological assets item for the composition of the formation cost (R$49,946 as of June 30, 2023).
(4)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.